Divestitures and Assets held for sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012	Dec. 31, 2011 Bucyrus Distribution Business Transaction	Sep. 30, 2012 Bucyrus Distribution Business	Dec. 31, 2012 Bucyrus Distribution Business Transaction dealers	Dec. 31, 2011 Bucyrus Distribution Business	Jul. 31, 2012 Third Party Logistics Business	Mar. 31, 2011 Carter Machinery Company Inc. counties	Dec. 31, 2012 Cat Financial Bucyrus Distribution Business	Mar. 31, 2011 Cat Financial Carter Machinery Company Inc.
Disposal groups
Goodwill impairment							$ 27
Number of dealers acquiring disposal group with goodwill impairment							1
Number of sales transactions completed					1		12
Sales price of business					337		1,481		541	364
Number of Counties in which Entity has Operations and Stores										9
After-tax profit (loss) impact							(28)	9
Other operating income related to sales transactions	630	128	0				310	96	281	24
Selling, general and administrative expenses							177	32
Income tax							161	55
Customer relationship intangible assets sold					63		256	63	1
Other assets sold					53		254	53	59
Allocated goodwill					101		405	101
Cat Financial financing of transactions	12,010	10,001	8,498								739	348
Number of dealers receiving financing							5
Number of dealers who made partial payment at closing							1
Amount of purchase price paid at closing for partially paid sales transaction							5
Total sales price of divestiture which was partially paid at closing							20
Amount of remaining purchase price receivable							15
Number of divestiture transactions classified as held for sale							2
Working capital adjustment paid						23
Percentage of equity interest sold in subsidiary (as a percent)				65.00%					65.00%	100.00%
Equity contribution from buyer									122
Percentage of equity interest retained in subsidiary (as a percent)									35.00%
Incremental incentive compensation expense									8
Retained noncontrolling interest fair value									$ 66